Changes in significant accounting policies (Details) $ in Thousands	Feb. 07, 2024	Jun. 30, 2024 USD ($)	Apr. 18, 2024	Jan. 31, 2024 USD ($)	Jan. 04, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of voluntary change in accounting policy [line items]
Cash guarantees and deposits		$ 46,173				$ 1,616
Anglo Eastern Univan Group Limited
Disclosure of voluntary change in accounting policy [line items]
Proportion of ownership interest in investment			0.10
CMB | CMB.TECH NV
Disclosure of voluntary change in accounting policy [line items]
Proportion of ownership interest in subsidiary	100.00%
Malaysia
Disclosure of voluntary change in accounting policy [line items]
Cash guarantees and deposits				$ 45,700	$ 45,700